Trade and other current receivables - Summary of Trade and Other Current Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Trade receivables	€ 3,582	€ 3,433
Prepayments and accrued income	492	423
Other receivables	1,348	1,083
Total trade and other current receivables	€ 5,422	€ 4,939